COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Operating Lease Liabilities
2024	$ 6,880,641	$ 8,493,165
2025	611,746	503,128
2026	244,565	152,853
2027	78,865	9,755
2028	7,058	3,882
Thereafter	62,118	62,117
Total operating lease liabilities	7,884,993	9,224,900
Amount representing interest	(28,939)	(147,670)
Total net present value	7,856,054	9,077,230
2024	752,883	738,847
2025	0	0
Financing lease obligations
2026	0	0
2027	0	0
2028	0	0
Thereafter	0	0
Total financing lease liabilities	752,883	738,847
Amount representing interest	0	0
Total future payments	$ 752,883	$ 738,847